REVENUE RECOGNITION (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 172,955	$ 177,283	$ 172,955
Deferred revenue		2,900	7,500
Revenue performance obligations		2,500	6,100
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,000	8,100
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 9,500	$ 8,000